Cover	Sep. 30, 2025
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	PBF ENERGY INC.
Document Period End Date	Sep. 30, 2026
Entity Central Index Key	0001534504
Entity File Number	001-35764
Entity Tax Identification Number	45-3763855
Entity Address, Address Line One	One Sylvan Way, Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	455-7500
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	PBF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
PBF Holding [Member]
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	PBF HOLDING COMPANY LLC
Entity Central Index Key	0001566011
Entity File Number	333-186007
Entity Tax Identification Number	27-2198168